Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Entity Registrant Name	ALX ONCOLOGY HOLDINGS INC.
Amendment Flag	false
Entity Central Index Key	0001810182
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Incorporation State Country Code	DE
Securities Act File Number	001-39386
Entity Tax Identification Number	85-0642577
Entity Address, Address Line One	323 Allerton Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	466-7125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ALXO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false